LETTER FROM THE FUNDS' MANAGEMENT


Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Pilot International Equity Fund for the six months ended February 28, 1997.

        The Fund delivered strong performance relative to its benchmark as most international markets continued their modest rally after a lackluster 1994-95 period. Your fund has benefited from continued favorable trends in global economic conditions, including signs of economic recovery in Japan and strong performance in many of the European economies. The portfolio managers believe that the outlook for international markets is attractive. We encourage all shareholders to view the Fund as a vehicle for helping achieve international diversification for their total portfolio.

        The Pilot Funds are pleased to announce the introduction of two new portfolios which were made available for investment in October, 1996. The PILOT GROWTH EQUITY FUND is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. THE PILOT DIVERSIFIED BOND INCOME FUND seeks to provide investors with total return, emphasizing current income, and preservation of capital by investing primarily in debt securities. The Fund's average weighted maturity will be between five and fifteen years. We believe these two new portfolios provide shareholders and new investors with even greater investment diversification within The Pilot Family of Funds.

        It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, would be acquired by Nationsbank, Inc. of Charlotte, NC. The merger was completed on January 8, 1997. The combined Nations/Boatmen's organizations will continue to provide the same investment management expertise to The Pilot Funds that shareholders have come to expect.

        Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

William Tomko                                   David F. Toth
President                                       Senior Vice President
The Pilot Funds                                 Boatmen's Trust Company
--------------------------------------------------------------------------------
The Funds are advised by Boatmen's Trust Company, a non-bank subsidiary of Boatmen's Bancshares, Inc., and are distributed by Pilot Funds Distributors, Inc., which is not affiliated with Boatmen's Trust Company. Boatmen's Trust Company receives fees for providing investment advisory services to the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                           COMMON STOCKS--94.8%
                           ARGENTINA PESO--0.2%
                           Energy Sources--0.2%
     174,966  Naviera Perez Companc S.A., Class
                A                                $  1,339,066

                        AUSTRALIAN DOLLAR--2.9%
                Broadcasting & Publishing--0.4%
     565,000  News Corp. Ltd.                       3,008,197
                      Commercial Services--0.6%
     635,000  Mayne Nickless Ltd.                   3,750,526
                   Diversified Operations--0.5%
     180,000  Brambles Industries Ltd.              3,031,559
                           Energy Sources--0.5%
     309,000  Broken Hill Proprietary Co. Ltd.      4,088,996
                        Leisure & Tourism--0.5%
   2,000,000  Sydney Harbour Casino Holdings
                Ltd.*                               3,647,805
                        Metal-Non Ferrous--0.4%
   2,070,000  M.I.M. Holdings Ltd.                  2,875,790
                                                   20,402,873

                       AUSTRIAN SCHILLING--0.8%
                  Machinery & Engineering--0.4%
      20,000  VA Technologies A.G.                  3,016,695
                          Metals & Mining--0.4%
      75,000  Radex-Heraklith
                Indutriebeteiligungs AG             2,720,366
                                                    5,737,061

                       BRAZILIAN CRUZIERO--0.1%
                         Electric Utility--0.1%
   4,122,000  Light Servicos de Eletricid           1,682,635

                  BRITISH POUND STERLING--13.3%
                              Advertising--0.9%
   1,425,000  WPP Group PLC                         6,067,965

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                                  Banking--1.5%
     435,281  Royal Bank of Scotland Group PLC   $  4,101,186
     457,512  Standard Chartered PLC                6,281,224
                                                   10,382,410
               Business & Public Services--0.5%
     349,000  Reuters Holdings PLC                  3,740,921
                                Chemicals--0.7%
     325,000  BOC Group PLC                         5,244,057
                      Commercial Services--0.7%
   1,085,000  Inchcape PLC                          4,708,679
                 Electrical & Electronics--0.9%
   1,676,000  Astec (BSR) PLC                       3,964,877
     277,789  Premier Farnell PLC                   2,250,204
                                                    6,215,081
                           Energy Sources--1.4%
     195,000  British-Borneo Petroleum
                Syndicate PLC                       3,924,293
     343,000  Shell Transport & Trading Co.         5,833,885
                                                    9,758,178
                       Financial Services--1.0%
   1,250,000  Invesco PLC                           7,280,579
                Food & Household Products--0.7%
     390,450  Reckitt & Coleman PLC                 5,064,310
                   Health & Personal Care--1.7%
     415,000  SmithKline Beecham PLC                6,222,305
     200,000  Zeneca Group PLC*                     5,889,724
                                                   12,112,029
                        Leisure & Tourism--1.5%
     405,381  Granada Group PLC                     6,010,291
     650,000  Rank Group PLC                        4,422,187
                                                   10,432,478

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                           Multi-Industry--0.6%
     567,638  Morgan Crucible Co., PLC           $  4,343,422
                       Telecommunications--1.2%
     400,000  Azlan Group PLC                       4,072,230
     961,500  Securicor PLC                         4,902,155
                                                    8,974,385
                                                   94,324,494

                          CANADIAN DOLLAR--0.9%
                           Energy Sources--0.3%
      70,000  Renaissance Energy Ltd.*              1,984,416
             Manufacturing/Consumer Goods--0.3%
      85,000  United Dominion Industries, Ltd.      2,297,716
             Telecommunications/Equipment--0.3%
      30,000  Northern Telecom Ltd.                 2,158,532
                                                    6,440,664

                           FINNISH MARKKA--0.5%
                  Forest Products & Paper--0.5%
     370,000  Enso Gutzeit OY*                      3,196,703

                             FRENCH FRANC--4.9%
                      Beverages & Tobacco--0.7%
      20,000  LVMH (Moet HennessyLouis Vuitton)     4,679,433
                Broadcasting & Publishing--0.4%
      33,000  Societe Television Francaise 1        3,058,306
                  Electrical & Electronic--0.5%
      35,000  Alcatel Alsthom                       3,593,825
                           Energy Sources--0.8%
      60,000  Societe Elf Aquitaine S.A.            5,739,589
                Food & Household Products--0.4%
      17,058  Groupe Danone                         2,586,872
                   Health & Personal Care--0.5%
      10,000  L'Oreal, S.A.                         3,389,341
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                        Leisure & Tourism--0.6%
      31,941  Accor S.A.                         $  4,395,392
                            Merchandising--0.4%
      20,231  Castorama Dubois Investments          3,050,307
              Office Equipment & Services--0.6%
      50,000  Strafor Facom S.A.                    3,949,259
                                                   34,442,324

                      GERMAN DEUTSCHEMARK--4.5%
                                  Banking--1.2%
     100,000  Deutsche Bank, A.G.                   5,182,038
      87,900  Deutsche Pfandbrief &
                Hypothekenbank A.G.                 3,847,912
                                                    9,029,950
                                Chemicals--1.5%
     100,000  Bayer A.G.                            4,199,891
      75,000  Henkel Kgaa-Vorzug                    3,971,829
      50,000  Hoechst A.G.                          2,136,969
                                                   10,308,689
                        Computer Software--0.5%
      24,000  SAP A.G.                              3,677,896
                   Health & Personal Care--1.0%
     100,000  Gehe, A.G.                            6,770,769
                  Machinery & Engineering--0.3%
       5,000  Mannesmann A.G.                       1,976,141
                                                   31,763,445

                         HONG KONG DOLLAR--6.1%
                                  Banking--1.4%
     409,400  HSBC Holdings PLC                     9,991,843
                             Construction--0.3%
     650,000  Cheung Kong Infrastructure
                Holdings*                           1,838,203

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                            Merchandising--0.1%
   1,422,000  Giordano International, Ltd.       $  1,009,946
                           Multi-Industry--2.0%
     700,000  China Resources Enterprises Ltd.      1,572,835
     790,000  Hutchison Whampoa Ltd.                6,018,871
     590,000  Swire Pacific, Class A,               5,066,518
   1,700,000  Guangdong Investment                  1,657,417
                                                   14,315,641
                              Real Estate--2.3%
   1,000,000  New World Developments                6,198,366
     400,000  Sun Hung Kai Properties, Ltd.         4,622,948
   1,290,000  Wharf Holdings                        5,730,389
                                                   16,551,703
                                                   43,707,336

                        INDONESIAN RUPIAH--0.6%
                      Beverages & Tobacco--0.3%
     464,000  Gudang Garam                          2,259,520
                 Food Products & Services--0.2%
     580,000  Indofood Sukses Makmur                1,294,265
                              Real Estate--0.1%
     850,000  Kawasan Industri Jababeka             1,010,427
                                                    4,564,212

                               IRISH PUNT--0.6%
          Building Materials & Components--0.6%
     404,557  CRH PLC (Dublin Registered)           4,042,341

                             ITALIAN LIRA--1.9%
                           Energy Sources--0.4%
     600,000  ENI S.p.A.                            2,962,722
                           Multi-Industry--0.1%
   1,300,000  Seat S.p.A.*                            469,231
                       Telecommunications--1.0%
   1,700,000  Societa' Finanziaria Telefonica
                S.p.A.                              7,292,898
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                 Utilities-Electric & Gas--0.4%
     200,000  Edison S.p.A.                      $  1,099,408
     500,000  Italgas S.p.A.                        1,782,544
                                                    2,881,952
                                                   13,606,803

                            JAPANESE YEN--22.2%
          Appliances & Household Durables--1.5%
     456,000  Sharp Corp.                           5,705,193
   1,120,000  Sanyo Electric Co. Ltd.               4,667,825
                                                   10,373,018
                              Automobiles--0.7%
     200,000  Toyota Motor Corp.                    5,120,555
                                  Banking--1.0%
     240,000  Sanwa Bank Ltd.                       2,764,105
     200,000  Fuji Bank                             2,336,564
     137,000  Bank of Toyko -- Mitsubishi           2,247,576
                                                    7,348,245
                Broadcasting & Publishing--0.8%
     500,000  Toppan Printing Co. Ltd.              5,758,553
          Building Materials & Components--0.2%
     164,000  INAX Corp.                            1,080,288
               Business & Public Services--0.9%
     115,000  Secom Co., Ltd.                       6,479,408
                                Chemicals--2.0%
     860,000  Asahi Chemical Industry Co. Ltd.      4,653,077
     900,000  Dainippon Ink & Chemicals, Inc.       2,841,162
     350,000  Shin-Etsu Chemical                    6,756,979
                                                   14,251,218
             Computers/Integrated Systems--0.8%
     600,000  Fujitsu                               5,915,981
                  Electrical & Electronic--2.0%
     650,000  Citizen Watch Co.                     4,631,700
     600,000  Hitachi Ltd.                          5,170,269
     300,000  Matsushita Electric Industries        4,623,414
                                                   14,425,383

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
      Electrical Components & Instruments--2.2%
      24,000  Keyence Corp.                      $  2,923,191
     400,000  Nikon Corp.                           5,866,267
     100,000  TDK Corp.                             6,694,836
                                                   15,484,294
                Food & Household Products--0.4%
     194,000  House Foods Industry                  2,700,471
                   Health & Personal Care--1.4%
     483,000  KAO Corp.                             5,282,623
     266,000  Daiichi Pharmaceutical Co., Ltd.      4,341,866
                                                    9,624,489
                    Industrial Components--0.6%
     400,000  NGK Spark Plug Co.                    4,109,701
                                Insurance--0.8%
     600,000  Tokio Marine & Fire Insurance Co.     5,717,125
                  Machinery & Engineering--0.9%
     885,000  Mitsubishi Heavy Industries Ltd.      6,372,233
                            Merchandising--1.8%
     140,000  Ito Yokado                            6,356,780
     320,000  Marui Co., Ltd.                       4,586,957
      66,400  York-Benimaru Co.                     1,760,543
                                                   12,704,280
                         Office Equipment--1.6%
     229,900  Canon Sales Co., Inc.                 4,457,418
     600,000  Ricoh Co., Ltd.                       7,059,406
                                                   11,516,824
        Recreation & Other Consumer Goods--0.5%
     225,000  Shimano, Inc.                         3,877,702
                                    Steel--0.6%
   1,650,000  Nippon Steel                          4,388,515
                       Telecommunications--0.3%
     171,000  Nippon Comsys Corp.                   1,884,414
                       Tools-Hand/Machine--0.5%
     260,000  Mori Seiki Co.                        3,489,932
                 Transportation-Road/Rail--0.7%
     774,000  Nippon Express Co., Ltd.              4,982,996
                                                  157,605,625
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------

                        MALAYSIAN RINGGIT--1.2%
                                  Banking--0.2%
     440,000  Public Bank Bhd                    $  1,027,768
                        Leisure & Tourism--0.3%
     330,000  Genting Berhad                        2,246,026
                  Machinery & Engineering--0.4%
     300,000  United Engineers (Malaysia) Ltd.      2,766,756
                           Multi-Industry--0.1%
     260,000  Sime Darby Bhd                          984,273
                       Telecommunications--0.2%
     160,000  Telekom Malaysia Bhd                  1,295,180
                                                    8,320,003

                             MEXICAN PESO--0.3%
                                  Banking--0.3%
     745,000  Grupo Financiero Banamex Accival,
                S.A. -- Class B *                   1,755,465

                      NETHERLANDS GUILDER--6.7%
          Appliances & Household Durables--0.7%
     115,760  Philips Electronics, (NV)             5,224,674
                Broadcasting & Publishing--0.8%
      46,000  Wolters Kluwer (CVA)                  5,901,399
               Business & Public Services--2.2%
     249,883  Getronics (NV)                        8,159,213
      92,000  Randstad Holdings (NV)                7,117,533
                                                   15,276,746
                           Energy Sources--0.6%
      25,000  Royal Dutch Petroleum Co. (NV)        4,326,408
                       Financial Services--0.3%
      50,000  ING Groep (NV)                        1,935,429

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                 Food Products & Services--2.1%
      38,000  Nutricia Verenigoe Bedrijven (NV)  $  5,763,628
     139,543  Koninklijke Ahold NV                  9,017,216
                                                   14,780,844
                                                   47,445,500

                          NORWEGIAN KRONE--0.3%
                  Machinery & Engineering--0.3%
      28,000  Kvaerner Industries, A.S. Class B     1,246,552
      25,074  Kvaerner Industries, A.S. Class A     1,231,638
                                                    2,478,190

                          PHILIPPINE PESO--0.8%
                                  Banking--0.2%
      97,500  Philippine National Bank*             1,138,606
                 Utilities-Electric & Gas--0.2%
     156,500  Manila Electric Co., Class B          1,242,180
                              Real Estate--0.4%
   1,187,000  Ayala Land, Inc. Class B              1,419,989
   5,000,000  Prime Holdings, Inc.                  1,500,102
                                                    2,920,091
                                                    5,300,877
                             POLISH ZLOTY--0.1%
                   Construction & Housing--0.1%
     280,000  Mostostal-Export, S.A.                  732,318

                        PORTUGUESE ESCUDA--0.6%
                                  Banking--0.1%
      40,000  Banco Espirito Santo*                   758,718
          Building Materials & Components--0.1%
      44,000  Corticeira Amorim, S.A.                 541,447
                   Construction & Housing--0.1%
      62,000  Engil-SGPS                              697,938
                Food & Household Products--0.1%
      12,000  Estabelecimentos Jeronimo Martins
                & Filho                               647,149
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                                Insurance--0.1%
      32,600  Companhia de Seguros
                Tranquilidade                    $    710,340
                      Retail/Hypermarkets--0.1%
      13,000  Inparsa Industry                         49,929
      26,000  Sonae BR                                826,131
                                                      876,060
                                                    4,231,652
                       SINGAPOREAN DOLLAR--2.7%
                                  Banking--0.6%
     290,687  Development Bank of Singapore,
                Ltd.                                3,852,756
                      Beverages & Tobacco--0.4%
      43,200  Fraser & Neave, Warrants, 5/7/98
                *                                     183,283
     300,000  Fraser & Neave                        2,692,870
                                                    2,876,153
                Broadcasting & Publishing--0.3%
     120,000  Singapore Press Holdings              2,339,431
                           Multi-Industry--0.9%
     450,000  Keppel Corp. Ltd.                     3,250,378
   1,200,000  Singapore Technologies Industrial
                Corp.                               3,214,613
                                                    6,464,991
                              Real Estate--0.5%
     375,000  City Developments                     3,707,955
                                                   19,241,286

                           SPANISH PESETA--2.4%
                           Energy Sources--0.7%
     125,000  Respol S.A.                           4,752,353
                 Utilities-Electric & Gas--1.7%
      36,000  Gas Natural SDG, S.A.                 7,785,139
      76,000  Empresa Nacional de Electricidad,
                S.A.                                4,638,994
                                                   12,424,133
                                                   17,176,486

                            SWEDISH KRONA--3.8%
                                  Banking--0.6%
     200,000  Sparbanken Sverige AB                 3,947,683

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                  Machinery & Engineering--1.4%
     280,000  Atlas Copco Atiebolag, Class A     $  6,664,116
      42,000  Atlas Copco Atiebolag, Class B          974,651
      50,000  Skanska AB                            2,207,235
                                                    9,846,002
                      Medical Instruments--0.4%
     165,000  Getinge Industrier AB                 3,135,807
                          Steel/Producers--0.6%
     250,000  Svenskt Stal AB                       4,251,095
                       Telecommunications--0.5%
     100,000  Tlelfonaktiebolaget LM Ericsson       3,180,819
                   Wholesale Distribution--0.3%
     110,000  Dahl International AB                 2,347,271
                                                   26,708,677

                              SWISS FRANC--6.1%
                                  Banking--0.8%
      50,000  Credit Suisse Group                   5,330,429
               Business & Public Services--1.1%
      14,000  Adecco S.A.*                          4,536,882
       1,500  SGS Societe Generale de
                Surveillance Holdings S.A.          3,406,729
                                                    7,943,611
                 Electrical & Electronics--0.6%
       4,000  ABB A.G.                              4,545,017
                Food & Household Products--0.6%
       3,856  Nestle, S.A.                          4,198,402
                   Health & Personal Care--3.0%
         970  Roche Holdings, Warrants*                59,514
       1,210  Roche Holdings, A.G.                 10,184,356
       9,000  Novartis*                            10,287,304
       9,000  Novartis, Right -- Ciba
                Speciality                            569,585
                                                   21,100,759
                                                   43,118,218

                                THAI BAHT--1.1%
                                  Banking--0.2%
     160,000  Bangkok Bank                          1,408,766
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
          Building Materials & Components--0.1%
     440,000  TPI Polene                         $    730,643
                              Real Estate--0.1%
     147,200  Land & House PCL                        835,621
                           Transportation--0.1%
     830,000  Bangkok Expressway PCL*                 897,470
                       Telecommunications--0.3%
     135,000  Advanced Information Services PCL     1,303,340
     600,000  TelecomAsia Corp. PCL*                1,106,391
                                                    2,409,731
                 Utilities-Electric & Gas--0.2%
     440,000  Electricity Generating PCL            1,112,956
                   Wholesale Distribution--0.1%
     170,000  Siam Makro PCL                          768,102
                                                    8,163,289

                             TURKISH LIRE--0.5%
          Appliances & Household Durables--0.1%
   4,818,325  Arcelik, A.S.                           803,479
          Building Materials & Components--0.3%
  16,579,162  Trakya Cam SananyII A.S.                957,514
  10,000,000  Baticim Bati Anadolu Cimento
                Sanayii S.A.                        1,138,813
                                                    2,096,327
                Food & Household Products--0.1%
     704,700  Migros Turk T.A.S.                      788,191
                                                    3,687,997
                     UNITED STATES DOLLAR--8.7%
                              Automobiles--0.1%
      78,660  Tata Engineering & Locomotion Co.
                Ltd. (GDR)                            983,250

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                                  Banking--1.0%
      51,400  Banco Frances del Rio De la Plata
                S.A. (ADR)                       $  1,471,325
      57,000  Banco de Santiago (ADR)               1,588,875
      72,200  Banco Industrial Colombiano, S.A.
                (ADR)                               1,308,625
      10,000  Banque Marocaine (GDR)*                 168,750
     120,000  Cho Hung Bank (GDS)*                    696,000
      30,000  OTP Bank (GDR)                          640,860
      65,300  State Bank of India (GDR)*            1,285,594
                                                    7,160,029
                      Beverages & Tobacco--0.3%
      54,000  Embotelladora Andina S.A. (ADR)       1,971,000
                Broadcasting & Publishing--0.2%
      63,300  Grupo Televisa (GDR)*                 1,550,850
                  Closed-end Mutual Funds--0.7%
      40,000  Chile Fund, Inc.                        965,000
     123,890  Korea Fund, Inc.                      1,889,323
      80,000  Morgan Stanley India Invesment
                Fund, Inc.                            880,000
     120,000  Taiwan Fund, Inc.                     1,440,000
                                                    5,174,323
                 Electrical & Electronics--0.5%
     104,000  Advanced Semiconducting
                Engineering (GDR)                   1,287,000
     190,000  Elektrim, S.A. (ADR)                  1,918,563
         718  Samsung Electirc (GDR)*                  31,592
      13,873  Samsung Electirc Co. (NV) (GDR)         263,587
                                                    3,500,742
                           Energy Sources--0.2%
      59,550  YPF Sociedad Anonima (ADR)            1,592,963
                       Financial Services--0.3%
      41,500  Cementos Diamante (ADR)                 556,598
      65,800  Credicorp Ltd.                        1,513,400
                                                    2,069,998
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                   Health & Personal Care--1.7%
      11,000  Egis Rt. (EDR)*                    $    732,930
     150,000  Fresenius Medical Care AG (ADR)*      4,725,000
      30,000  Gedeon Richter (ADR)                  2,059,866
      34,800  Kimberly-Clark de Mexico S.A.
                (ADR)                               1,494,166
      50,000  Luxottica Group S.p.A. (ADR)*         2,912,500
                                                   11,924,462
                        Metals-Iron/Steel--0.1%
      35,000  Pohang Iron & Steel, Ltd. (ADR)         682,500
                        Metal-Non Ferrous--0.5%
      70,000  Hindalco Industries Ltd. (GDR)*       1,865,500
      50,000  Impala Platinum Holdings (ADR)          697,305
     334,000  Siderurgica Venezolana (ADR)          1,114,191
                                                    3,676,996
                           Multi-Industry--1.0%
      80,000  Barlow, Ltd. (ADR)                      843,456
     115,000  Cemex S.A. (ADR) *                      932,109
      60,000  Cemex S.A. Toumex (ADR) Class B         525,468
      26,200  Chilectra S.A.(ADR)                   1,654,635
      72,000  Corimon C.A. (ADR)*                      95,018
      55,552  Desc, S.A. de C.V. (ADR) *            1,465,184
      66,500  Grupo Industrial Maseca S.A.
                (ADR)                               1,197,000
                                                    6,712,870
                       Telecommunications--1.1%
      55,000  CIA Telecom Chile (ADR)               1,608,750
      21,700  Philippine Long Distance
                Telephone Co. (ADR)                 1,258,600
      31,730  Telecom Argentina Stet (ADR)          1,527,006
      76,900  Telefonica del Peru S.A. (ADR)        1,691,800
      36,000  Telefonos de Mexico (ADR)             1,399,500
                                                    7,485,656

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
February 28, 1997

==========================================================

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------
                 Utilities-Electric & Gas--1.0%
      25,000  BSES Ltd. (GDR)                    $    499,583
      88,220  Empresa Nacional de Electricidad,
                S.A. (ADR)                          2,119,485
      38,000  Hub Power Co. (GDR) *                   779,000
      62,600  Korea Electric (ADR)                  1,126,800
      38,350  Manila Electric Co. (GDR)             1,457,300
      98,000  Transportadora de Gas Del Sur
                (ADR)                               1,237,250
                                                    7,219,418
                                                   61,705,057

        TOTAL COMMON STOCKS (cost $583,148,276)   672,920,597
                        CONVERTIBLE BONDS--0.1%

                             JAPANESE YEN--0.1%
                              Electronics--0.1%
 120,000,000  Fuji International Finance,
                0.25%, 1/31/02                        922,818

      TOTAL CONVERTIBLE BONDS (cost $1,064,679)       922,818

                          PREFERRED STOCK--1.3%

                       BRAZILIAN CRUZEIRO--0.8%
                                  Banking--0.2%
   5,400,000  Telecomunucacoes de Sao Paulo         1,464,412
                       Beverage & Tobacco--0.2%
   2,150,000  Cervejaria Brahma                     1,442,288
                           Energy Sources--0.2%
   6,800,000  Petroleo Brasiliero S.A.              1,352,321
                          Home Appliances--0.2%
   5,250,000  Brasmotor S.A.                        1,348,800
                                                    5,607,821
 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
------------

                      GERMAN DEUTSCHEMARK--0.5%
                  Machinery & Engineering--0.5%
      10,000  GEA, A.G.                          $  3,423,889

      TOTAL PREFERRED STOCKS (cost $12,900,685)     9,031,710

TOTAL LONG-TERM INVESTMENTS (cost $597,113,640)   682,875,125

                   SHORT-TERM INVESTMENTS--1.7%
  12,395,663  Banker's Trust Money Fund            12,395,663

TOTAL SHORT-TERM INVESTMENTS (cost $12,395,663)    12,395,663

        TOTAL INVESTMENTS (cost $609,509,303**)   695,270,788

    OTHER ASSETS IN EXCESS OF LIABILITIES--2.0%    14,588,132

                             NET ASSETS--100.0%  $709,858,920
   ----------------------------------------------------------
 * Non-income producing security.
** Represents cost for financial reporting purposes and
   differs from cost for federal income tax purposes by the
   amount of losses recognized for financial reporting
   purposes of $142,357 cost for tax purposes differs from
   value by net unrealized appreciation from investments as
   follows:
Gross unrealized appreciation from investments   $125,937,638
Gross unrealized depreciation from investments    (40,318,510)

Net unrealized appreciation from investments     $ 85,619,128
   ----------------------------------------------------------

ADR--American Depository Receipt.
GDR--Global Depository Receipt.
GDS--Global Depository Shares.

==========================================================
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
February 28, 1997

--------------------------------------------------------------------------------

                                                                                                                   Unrealized
                                                                              Value on                            Appreciation
        Forward Foreign Currency Exchange Contracts           Expiring     Settlement Date     Current Value     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
CURRENCY SOLD:
Belgian Franc                                                   3/3/97      $   3,734,989      $  3,754,566       $    (19,577)
German Marks                                                    5/6/97         28,125,037        28,090,712             34,325
Italian Lira                                                    3/3/97            293,756           290,300              3,456
Swiss Franc                                                     3/4/97          5,746,524         5,751,185             (4,661)
Japanese Yen                                                    5/6/97         82,532,283        83,745,036         (1,212,753)
                                                                           ---------------     -------------     --------------
                                                                            $ 120,432,589      $121,631,800         (1,199,210)
-------------------------------------------------------------------------------------------------------------------------------
CURRENCY PURCHASED:
Japanese Yen                                                    5/6/97      $  21,782,591      $ 21,973,811       $    191,220
                                                                           ---------------     -------------     --------------
                                                                            $  21,782,591      $ 21,973,811       $    191,220
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1997

--------------------------------------------------------------------------------

ASSETS
Investment in securities, at value (cost $597,113,640)....................................................   $682,875,125
Short-term investments, at cost...........................................................................     12,395,663
-------------------------------------------------------------------------------------------------------------------------
Total Investments.........................................................................................    695,270,788
Cash and foreign currency.................................................................................      4,789,405
Receivable for forward foreign currency exchange contracts................................................         37,782
Receivable from brokers for investments sold..............................................................     10,013,326
Dividends receivable......................................................................................        253,135
Interest receivable.......................................................................................         66,998
Foreign taxes receivable..................................................................................        480,049
Receivable for Portfolio shares sold......................................................................        639,108
Deferred organization costs...............................................................................         74,389
Prepaid expenses and other assets.........................................................................        341,142
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS..............................................................................................    711,966,122
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for Portfolio shares redeemed.....................................................................        403,567
Payable for forward foreign currency exchange contracts...................................................      1,045,772
Advisory fees payable.....................................................................................        433,632
Administration fees payable...............................................................................         59,437
Distribution fees payable (Class A Shares)................................................................          5,082
Distribution fees payable (Class B Shares)................................................................            412
Withholding tax payable from unrealized gains on foreign securities.......................................        123,078
Other accrued expenses....................................................................................         36,222
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES.........................................................................................      2,107,202
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................   $709,858,920
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($0.001 PAR VALUE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED):
PILOT SHARES:
  Net assets..............................................................................................   $682,986,468
  Shares of beneficial interest issued and outstanding....................................................     39,718,250
  Net asset value.........................................................................................   $      17.20
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
  Net assets..............................................................................................   $ 26,334,157
  Shares of beneficial interest issued and outstanding....................................................      1,544,135
  Net asset value.........................................................................................   $      17.05
-------------------------------------------------------------------------------------------------------------------------
SALES CHARGE--4.50% OF OFFERING PRICE.....................................................................   $       0.80
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE....................................................................................   $      17.85
-------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
  Net assets..............................................................................................   $    538,295
  Shares of beneficial interest issued and outstanding....................................................         31,422
  Net asset value.........................................................................................   $      17.13
-------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par.....................................................................   $     41,294
Additional paid-in capital................................................................................    621,448,645
Distributions in excess of net investment income..........................................................       (216,983)
Accumulated undistributed net realized gains from investment transactions.................................     16,771,418
Accumulated net realized losses from foreign currency transactions........................................    (12,915,145)
Net unrealized appreciation from investments..............................................................    110,686,081
Net unrealized depreciation from translation of assets and liabilities denominated in foreign
  currencies..............................................................................................    (25,956,390)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, FEBRUARY 28, 1997.............................................................................   $709,858,920
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Operations
For the period ended February 28, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend Income.........................................................               $  2,773,927
Interest income.........................................................                    656,310
Foreign tax withholding.................................................                   (189,741)
---------------------------------------------------------------------------------------------------
TOTAL INCOME............................................................                  3,240,496
---------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees...........................................................  $2,650,070
Administration fees.....................................................     364,115
Distribution fees (Class A Shares)......................................      33,327
Distribution fees (Class B Shares)......................................       2,122
Accounting fees.........................................................      52,128
Audit fees..............................................................      23,545
Transfer agent fees and expenses........................................      62,036
Custodian fees and expenses.............................................     323,222
Registration fees.......................................................      33,611
Amortization of organization expenses...................................      26,969
Legal fees..............................................................      19,879
Trustees' fees..........................................................      12,639
Reports to shareholders.................................................      61,010
Other expenses..........................................................       4,256
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES..........................................................                  3,668,929
---------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS.....................................................                   (428,433)
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN
  CURRENCIES:
Net realized gains from investment transactions.........................                 21,016,085
Net realized losses from foreign currency transactions..................                (14,512,045)
Net change in unrealized appreciation from investments..................                 45,249,335
Net change in unrealized depreciation from translation of assets and
  liabilities denominated in foreign currencies.........................                (26,643,382)
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FOREIGN
  CURRENCIES............................................................                 25,109,993
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................               $ 24,681,560
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         FOR THE         FOR THE
                                                                       PERIOD ENDED     YEAR ENDED
                                                                       FEBRUARY 28,     AUGUST 31,
                                                                           1997            1996
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income/(loss)......................................   $   (428,433)   $  3,316,017
  Net realized gains from investment transactions...................     21,016,085       8,391,035
  Net realized gains (losses) from foreign currency transactions....    (14,512,045)     15,336,402
  Net change in unrealized appreciation from investments............     45,249,335      38,713,502
  Net change in unrealized depreciation from translation of assets
     and liabilities denominated in foreign currencies..............    (26,643,382)    (19,628,913)
  Net increase in net assets resulting from operations..............     24,681,560      46,128,043
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Pilot Shares......................................................     (6,364,115)    (11,112,928)
  Class A Shares....................................................       (217,519)       (765,596)
  Class B Shares....................................................         (3,200)             --
Total dividends to shareholders from net investment income..........     (6,584,834)    (11,878,524)
DIVIDENDS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
  Pilot Shares......................................................       (209,710)             --
  Class A Shares....................................................         (7,168)             --
  Class B Shares....................................................           (105)             --
Total dividends to shareholders in excess of net investment
  income............................................................       (216,983)
DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS:
  Pilot Shares......................................................    (12,568,191)     (9,018,759)
  Class A Shares....................................................       (530,390)       (648,034)
  Class B Shares....................................................         (8,620)             --
Total dividends to shareholders from net realized gains.............    (13,107,201)     (9,666,793)
PORTFOLIO SHARE TRANSACTIONS:
  Proceeds from shares issued.......................................    121,839,732     215,676,940
  Dividends reinvested..............................................     13,570,407      16,367,712
  Cost of shares redeemed...........................................    (36,257,326)    (41,530,325)
  Net increase in net assets from Portfolio share transactions......     99,152,813     190,514,327
Total Increase in Net Assets........................................    103,925,355     215,097,053
NET ASSETS
Beginning of period.................................................    605,933,565     390,836,512
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($216,983) and $7,013,267,
  respectively.)....................................................   $709,858,920    $605,933,565
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
February 28, 1997

==========================================================

1. GENERAL

The Pilot International Equity Fund, formerly Pilot Kleinwort Benson International Equity Fund, (the "Portfolio") is a separate diversified portfolio of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio seeks to provide long-term capital growth. The Fund currently offers fourteen Portfolios. The accompanying financial statements are those of the Portfolio only.

The Portfolio offers three classes of shares: Pilot Shares, ClassA Shares and Class B Shares. Pilot Shares, Class A Shares and Class B Shares are substantially the same except that Class A Shares bear the fees payable under the Portfolio's Class A Distribution Plan and Class B Shares bear the fees payable under the Portfolio's Class B Distribution Plan.

On August 29, 1996 Boatmen's Bancshares Inc. ("Bancshares"), the parent of Boatmen's Trust Company ("Boatmen's"), the Funds investment adviser, entered into an Agreement and Plan of Merger (the "Merger Agreement") with Nations Bank Corporation. The Merger Agreement provides that Bancshares will merge with and into a wholly owned subsidiary of NationsBank Corporation. The merger was consummated January, 1997.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with Nations Fund, Inc., Nations Fund Trust and Nations Fund Portfolio, Inc. (the "Nations Funds"). The agreement contemplates that each of fourteen investment portfolios of the Fund will transfer substantially all of their assets and liabilities of the Fund to a corresponding Portfolio of The Nations Funds. The Board of Trustees of the Pilot Funds and the Funds' shareholders, at a special shareholder meeting held December 18, 1996, each approved the Reorganization Agreement which is expected to become effective on or about May 16, 1997.

Nationsbanc Advisor Inc. serves as the Fund's investment adviser (see Note 3). Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") serves as the Portfolio's investment manager. BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuation

Investments in securities traded on a U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at their last sale or closing price on the principal exchange on which they are traded or NASDAQ, on the valuation day. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity securities for which market quotations are available are valued at the mean between the most recent bid and asked prices.

==========================================================

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Fund.

B. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gains (losses) from foreign currency translation will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and securities; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

C. Forward Foreign Currency Exchange Contracts

The Portfolio is authorized to enter into forward foreign exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are reflected net in the Portfolio's Statement of Assets and Liabilities. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 1996, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

D. Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities which are not known on the ex-dividend date are recorded as soon as the Portfolio is informed of the dividend. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income is allo-

==========================================================

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

cated to the separate classes of shares based upon their relative net assets.

E. Dividends to Shareholders

Dividends of the Portfolio are declared and paid annually to shareholders of record at the close of business on the day of declaration. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of the Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolio on the ex-dividend date.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified among components of net assets.

F. Federal Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required.

G. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolio.

H. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net assets. The expenses of the Portfolio (other than expenses incurred pursuant to the Class A and Class B Distribution Plan) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreement

Nationsbanc Advisory Inc. is currently the Portfolio's investment adviser under an Advisory Agreement. Under the Advisory Agreement, Nationsbanc supervises the activities of Kleinwort Benson, the Portfolio's investment manager. Prior to January 7, 1997 Boatmen's served as the Investment Adviser. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, the respective Adviser has been entitled to a fee, computed daily and payable monthly, at an annual rate equal to .80 of 1% of the Portfolio's average daily net assets.

B. Investment Management Agreement

The Portfolio has entered into an Investment Management Agreement with Kleinwort Benson and Boatmen's. Under the Investment Management Agreement, Kleinwort Benson, subject to the general supervision of the Portfolio's Board of Trustees and Boatmen's, manages the investment operations of the Portfolio. As compensation for the services rendered pursuant to the Investment Management Agreement, Kleinwort Benson is entitled to a fee, paid by Boatmen's directly out of Boatmen's advisory fee, computed daily and payable monthly, at an annual rate equal to .40 of 1% of the Portfolio's average daily net assets up to $325,000,000 and .25 of 1% of such assets in excess of $325,000,000.

==========================================================

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

C. Administration Agreement

The Portfolio has entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of the Portfolio. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of .115 of 1% of the first $1.5 billion of the aggregate average net assets of all of the portfolios constituting the Fund, plus .110 of 1% of the next $1.5 billion of such assets, plus 0.1075 of 1% of such assets in excess of $3.0 billion.

D. Distribution Agreements

The Portfolio adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for its Class A and Class B Shares. Under these Plans, the Distributor receives payments for distribution and support services. The Distribution Plan for Class A Shares, formerly the Administration Plan, authorizes payments to the Distributor and service organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts.

Payments under the Distribution Plan for Class A Shares may not exceed 0.25% (on an annual basis) of the average daily net assets of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue. The Distribution Plan for Class A Shares replaced the Portfolio's Administration Plan effective April 5, 1996 under substantially the same terms. Fees incurred under the Distribution Plan for Class A Shares and the Administration Plan have been combined in the financial statements.

Distribution payments under the Distribution Plan for Class B Shares may not exceed 1.00% (on an annual basis) of the average daily net assets of the Class B Shares. Not more than 0.25% of such value will be used to compensate service organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees as well as expenses related to other promotional and distribution activities.

Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Portfolio or its Class B Shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

E. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. In connection with the Transfer Agent Agreement with BISYS Fund Services Inc., the Portfolio incurred expenses of approximately $62,000.

F. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolio. In connection with the Custodian Agreement with Boatmen's, the Portfolio incurred expenses of approximately $323,000.

==========================================================

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
February 28, 1997

==========================================================

G. Fund Accounting Agreement

BISYS Fund Services, Inc. is responsible for the Fund Accounting for the Portfolio. In connection with the Fund Accounting Agreement with BISYS, the Portfolio incurred expenses of approximately $52,000.

4. SECURITIES TRANSACTIONS

For the period ended February 28, 1997, cost of purchases and proceeds from sales or maturities of securities (excluding short-term investments) were $225,810,911 and $164,054,319 respectively.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Portfolio are as follows (000 omitted):

                                        PERIOD         YEAR
                                        ENDED         ENDED
                                     FEBRUARY 28,   AUGUST 31,
                                         1997          1996
                                     ------------   ----------
CAPITAL TRANSACTIONS:
Pilot Shares:
    Proceeds from shares issued....    $121,006      $214,270
    Dividends reinvested...........      13,088        15,491
    Cost of shares redeemed........     (34,661)      (37,293)
                                       --------      --------
    Change in net assets from Pilot
      share transactions...........    $ 99,433      $192,468
                                       ========      ========
Class A Shares:
    Proceeds from shares issued....    $    439      $  1,223
    Dividends reinvested...........         471           877
    Cost of shares redeemed........      (1,543)       (4,237)
                                       --------      --------
    Change in net assets from Class
      A share transactions.........    $   (633)     $ (2,137)
                                       ========      ========
Class B Shares:
    Proceeds from shares issued....    $    395      $    183
    Dividends reinvested...........          11            --
    Cost of shares redeemed........         (53)           --
                                       --------      --------
    Change in net assets from Class
      B share transactions.........    $    353      $    183
                                       ========      ========
Total change in net assets from
  portfolio share transactions.....    $ 99,153      $190,514
                                       ========      ========

                                        PERIOD         YEAR
                                        ENDED         ENDED
                                     FEBRUARY 28,   AUGUST 31,
                                         1997          1996
                                     ------------   ----------
SHARE TRANSACTIONS:
Pilot Shares:
    Issued.........................       7,015        12,865
    Reinvested.....................         755           967
    Redeemed.......................      (2,021)       (2,235)
                                       --------      --------
    Change in Pilot Shares.........       5,749        11,597
                                       ========      ========
Class A Shares:
    Issued.........................          26            73
    Reinvested.....................          27            55
    Redeemed.......................         (90)         (258)
                                       --------      --------
    Change in Class A Shares.......         (37)         (130)
                                       ========      ========
Class B Shares:
    Issued.........................          23            11
    Reinvested.....................           1            --
    Redeemed.......................          (3)           --
                                       --------      --------
    Change in Class B Shares.......          21            11
                                       --------      --------
Total change in shares.............       5,733        11,478
                                       ========      ========

==========================================================

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         PILOT INTERNATIONAL EQUITY FUND             PILOT INTERNATIONAL EQUITY FUND(A)
                                      --------------------------------------       --------------------------------------
                                                   PERIOD ENDED                                  YEAR ENDED
                                                FEBRUARY 28, 1997                             AUGUST 31, 1996
                                      --------------------------------------       --------------------------------------
                                       PILOT         CLASS A        CLASS B         PILOT         CLASS A        CLASS B
                                       SHARES         SHARES         SHARES         SHARES         SHARES        SHARES(B)
                                      --------       --------       --------       --------       --------       --------
Net Asset Value, Beginning of
 Period.............................. $  17.05       $  16.90       $  17.04       $  16.24       $  16.14       $  17.54
                                      --------       --------       --------       --------       --------       --------
Investment Activities
    Net investment income (loss).....     0.02          (0.04)         (0.08)          0.18           0.04             --
    Net realized and unrealized gain
      (loss) from investments........     1.46           1.50           1.48           1.61           1.69          (0.65)
    Net realized and unrealized gain
      (loss) from foreign
      currencies.....................    (0.82)         (0.83)         (0.85)         (0.13)         (0.12)          0.15
                                      --------       --------       --------       --------       --------       --------
    Total from Investment
      Activities.....................     0.66           0.63           0.55           1.66           1.61          (0.50)
Distributions
    From net investment income.......    (0.02)            --             --          (0.46)         (0.46)            --
    In excess of net investment
      income.........................    (0.15)         (0.14)         (0.12)            --             --             --
    From net realized gains
      from investments and
      foreign currencies.............    (0.34)         (0.34)         (0.34)         (0.39)         (0.39)            --
                                      --------       --------       --------       --------       --------       --------
    Total distributions..............    (0.51)         (0.48)         (0.46)         (0.85)         (0.85)            --
                                      --------       --------       --------       --------       --------       --------
Net Asset Value, End of Period....... $  17.20       $  17.05       $  17.13       $  17.05       $  16.90       $  17.04
                                      ========       ========       ========       ========       ========       ========
Total Return(i)......................    3.73%          3.60%          3.20%         10.64%         10.40%         (2.85%)*
Ratios/Supplemental Data:
    Net Assets at end of period
      (000).......................... $682,986       $ 26,334       $    538       $579,019       $ 26,730       $    184
    Ratio of expenses to average net
      assets.........................    1.10%(j)       1.35%(j)       2.10%(j)       1.08%          1.32%          2.06%(j)
    Ratio of net investment income to
      average net assets.............   (0.12%)(j)     (0.25%)(j)     (1.37%)(j)      0.69%          0.48%         (0.32%)(j)
    Portfolio turnover rate(k).......   11.98%         11.98%         11.98%         22.31%         22.31%         22.31%
    Average Commission Rate
      Paid(l)........................ $0.00230       $0.00230       $0.00230       $0.01600       $0.01600       $0.01600

---------------

 (a) The Pilot Klienwort Benson International Equity Fund has been renamed the Pilot International Equity Fund effective November 30, 1995.
 (b) Class B Shares were initially issued on July 1, 1996.
 (c) The Pilot Administration Shares were redesignated the Class A Shares.
 (d) Pilot Shares were initially issued on July 26, 1993.
 (e) Prior to July 12, 1993, the Pilot Administration Shares were not subject to an Administration plan.
 (f) Prior to a tax-free reorganization into Pilot Administration Shares effective July 12, 1993, the Pilot Klienwort Benson International Equity Portfolio was a separate portfolio of Klienwort Benson Investment Strategies known as Klienwort Benson International Equity Fund. The predecessor portfolio was advised by Klienwort Benson International Investment Limited and had a December 31 year end.
 (g) Calculated based on the average shares outstanding methodology.
 (h) For years preceding the fiscal period ended August 31, 1993, net realized and unrealized gains (losses) from investments included net realized and unrealized gains (losses) from foreign currencies.
 (i) Total return excludes sales charge of Class A Shares and is not annualized.
 (j) Annualized.
 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.
 (l) Represents the total dollar amount of commissions paid on security transactions, divided by total number of security shares purchased and sold for which commissions were charged. For the year ended August 31, 1996 amount represents the time period from May 4, 1996 to August 31, 1996. Disclosure is not required for prior periods.
 (m) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                            PILOT KLIENWORT BENSON INTERNATIONAL EQUITY FUND
    -------------------------------------------------------------------------------------------------
                                                                       EIGHT MONTHS ENDED AUGUST 31,
                                            YEAR ENDED
           YEAR ENDED                     AUGUST 31, 1994                           1993
        AUGUST 31, 1995            -----------------------------       ------------------------------
    ------------------------                          PILOT                                PILOT
     PILOT          CLASS A         PILOT         ADMINISTRATION         PILOT         ADMINISTRATION
     SHARES        SHARES(C)        SHARES            SHARES           SHARES(D)           SHARES
    --------       ---------       --------       --------------       ---------       --------------
    $  16.34        $ 16.29        $  14.14          $  14.13          $  13.15           $  11.85
    --------        -------        --------           -------          --------            -------
        0.13(g)        0.08(g)         0.11(g)           0.07(g)          (0.01) (g)          0.02(g)
       (0.22)(g)      (0.22)(g)        1.65(g)           1.65(g)           1.10 (g)           2.51(g)
        0.39(g)        0.39(g)         0.59(g)           0.59(g)          (0.10) (g)         (0.25)(g)
    --------        -------        --------           -------          --------            -------
        0.30           0.25            2.35              2.31              0.99               2.28
       (0.11)         (0.11)             --                --                --                 --
          --             --              --                --                --                 --
       (0.29)         (0.29)          (0.15)            (0.15)               --                 --
    --------        -------        --------           -------          --------            -------
       (0.40)         (0.40)          (0.15)            (0.15)               --                 --
    --------        -------        --------           -------          --------            -------
    $  16.24        $ 16.14        $  16.34          $  16.29          $  14.14           $  14.13
    ========        =======        ========           =======          ========            =======
       2.08%          1.77%          16.75%            16.48%             7.53%             19.24%
    $363,212        $27,625        $307,561          $ 44,990          $195,548           $ 55,816
       1.18%          1.42%           1.12%             1.37%             1.31% (j)          2.17%(j)
       0.82%          0.50%           0.75%             0.48%            (0.56%) (j)         0.25%(j)
      35.91%         35.91%          35.40%            35.40%            26.65% (m)         26.65%(m)

--------------------------------------------------------------------------------

Financial               Pilot International
Direction               Equity Fund


PILOT LOGO


Semi-Annual Report
        February 28, 1997


        The
       Pilot
        Funds

----------------------------
  NOT     May Lose Value
  FDIC    No Bank Guarantee
INSURED   No Govt. Guarantee
----------------------------
Distributor: Pilot Funds Distributors, Inc. 10/96

--------------------------------------------------------------------------------

Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot International Equity Fund:

    We have audited the accompanying statement of assets and liabilities of the Pilot International Equity of The Pilot Funds (a Massachusetts business trust), including the portfolio of investments as of February 28, 1997, and the related statement of operations for the period then ended and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 1997, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                       ARTHUR ANDERSEN LLP

Boston, Massachusetts
April 18, 1997

         PILINT97MID    ---------------
                           Bulk Rate
                         U.S. Postage
                             PAID
                         Cleveland, OH
                         Permit No. 1
                        ---------------